Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Net revenue	$ 605,943	$ 156,630	$ 1,055,344	$ 367,870	$ 1,124,836	$ 5,222,248
Cost of goods sold	550,630	167,891	982,658	407,359	1,121,612	5,249,121
Gross profit (loss)	55,313	(11,261)	72,686	(39,489)	3,224	(26,873)
Operating expenses
Sales and marketing	93,861	201,590	232,577	804,048	887,305	2,078,830
General and administrative	481,398	595,241	1,622,944	1,816,338	2,377,703	6,012,542
Total operating expenses	575,259	796,831	1,855,521	2,620,386	3,265,008	8,091,372
Loss from operations	(519,946)	(808,092)	(1,782,835)	(2,659,875)	(3,261,784)	(8,118,245)
Other income (expense)
Interest income (expense), net	(99,212)	(1,367)	(290,171)	(6,730)	(65,031)	(103,429)
Other income			769,148	420,000	420,000
Total other income (expense)	(50,605)	(1,367)	510,901	413,279	420,940	(519,955)
Loss before provision for income taxes	(570,551)	(809,459)	(1,271,934)	(2,246,596)	(2,840,844)	(8,638,200)
Adjustment to the fair value of embedded derivatives	48,607		31,924		65,962
Adjustment to the fair value of common stock warrants				9	9	(416,526)
Settlement of prior debt owed			769,148	420,000	420,000
Total other income (expense)	(50,605)	(1,367)	510,901	413,279	420,940	(519,955)
Loss before provision for income taxes	(570,551)	(809,459)	(1,271,934)	(2,246,596)	(2,840,844)	(8,638,200)
Provision for income taxes	0		0		0	0
Net loss from continuing operations	(570,551)	(809,459)	(1,271,934)	(2,246,596)	(2,840,844)	(8,638,200)
Net income from discontinued operations, net of tax		3,200		10,797	10,797	15,807
Net loss	(570,551)	(806,259)	(1,271,934)	(2,235,799)	(2,830,047)	(8,622,393)
Preferred stock dividend	(83)	(28,980)	(18,927)	(124,509)	(153,305)	(174,342)
Preferred deemed dividend		(501,304)		(875,304)	(875,304)	(362,903)
Net loss attributable to common stockholders	$ (570,634)	$ (1,336,543)	$ (1,290,861)	$ (3,235,612)	$ (3,858,656)	$ (9,159,638)
Net loss per common and common equivalent share (basic and diluted) attributable to common shareholders (in Dollars per share)	$ 0.00	$ 0.02	$ (0.01)	$ (0.06)	$ (0.06)	$ (0.46)
Weighted average shares used in computing loss per common share: (basic and diluted) (in Shares)	240,341,308	81,746,372	188,131,135	56,695,767	69,170,957	19,400,724